Unaudited Condensed Consolidated Interim Statement of Comprehensive Income - GBP (£) £ in Millions	6 Months Ended		12 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Dec. 31, 2019
Statement of comprehensive income [abstract]
(Loss)/profit for the period	£ (2,602.3)	£ 349.4	£ 717.9
Items that may be reclassified subsequently to profit or loss:
Exchange adjustments on foreign currency net investments	111.2	87.1	(379.4)
Exchange adjustments recycled to the income statement on disposal of discontinued operations	(15.4)		(284.0)
Items that may be reclassified subsequently to profit or loss	95.8	87.1	(663.4)
Items that will not be reclassified subsequently to profit or loss:
Actuarial loss on defined benefit pension plans			(36.6)
Deferred tax on defined benefit pension plans			6.4
Movements on equity investments held at fair value through other comprehensive income	(102.4)	(75.7)	(141.4)
Items that will not be reclassified subsequently to profit or loss	(102.4)	(75.7)	(171.6)
Other comprehensive (loss)/income for the period	(6.6)	11.4	(835.0)
Total comprehensive (loss)/income for the period	(2,608.9)	360.8	(117.1)
Equity holders of the parent:
Continuing operations	(2,636.9)	270.3	193.5
Discontinued operations	(21.1)	50.4	(386.4)
Total Equity holders of the parent	(2,658.0)	320.7	(192.9)
Continuing operations	39.0	34.6	61.9
Discontinued operations	10.1	5.5	13.9
Total Non-controlling interests	49.1	40.1	75.8
Total comprehensive (loss)/income for the period	£ (2,608.9)	£ 360.8	£ (117.1)